AVAILABLE-FOR-SALE FINANCIAL ASSETS (Details) - Schedule of Available-For-Sale Financial Assets - Financial assets available-for-sale, category [member] £ in Millions	Dec. 31, 2017 GBP (£)
Debt securities:
Government securities	£ 34,708
Bank and building society certificates of deposit	167
Asset-backed securities:
Mortgage-backed securities	1,156
Other asset-backed securities	255
Corporate and other debt securities	4,615
40,901
Equity shares	1,197
Total available-for-sale financial assets	£ 42,098